Business Combinations - Details of consideration transferred (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Jun. 01, 2018	Mar. 31, 2017
OvakoAB [member]
Disclosure of consideration transferred business combinations [line items]
Cash	¥ 51,767	¥ 51,767
Total consideration transferred	51,767
Sanyo Special Steel Co Ltd [member]
Disclosure of consideration transferred business combinations [line items]
Cash	67,235
Fair value of equity interests held before the acquisition date	13,737
Total consideration transferred	¥ 80,972
Nisshin Steel Co Ltd [member]
Disclosure of consideration transferred business combinations [line items]
Cash			¥ 75,972
Fair value of equity interests held before the acquisition date			14,781
Total consideration transferred			¥ 90,753